Mineral Properties and Deferred Exploration (Tables)	12 Months Ended
Aug. 31, 2020
License fees and exploration and field overhead
Schedule of prospecting operations
Period	Minimum expenditure (US$)
Initial period (4 years)	$500 per sq km for annum
First renewal (3 years)	$1,000 per sq km for annum
Second renewal (2 years)	$2,000 per sq km for annum

Schedule of continuity of expenditures on mineral properties

The continuity of expenditures on mineral properties is as follows:

	Buckreef (a)	Kigosi (b)	Itetemia (c)	Luhala (d)	Total

Balance, September 1, 2018	$ 2,81,37,335	$ 1,24,90,641	$ 59,48,261	$ 33,36,617	$ 4,99,12,854
Exploration expenditures:
Camp, field supplies and travel	1,86,634	-	-	-	1,86,634
License fees and exploration and field overhead	8,29,148	45,945	-	2,733	8,77,826
Geological consulting and field wages	71,166	-	-	-	71,166
Trenching and drilling	20,01,931	-	-	-	20,01,931
Foreign exchange translation	5,24,041	2,32,630	1,10,783	62,142	9,29,596
	36,12,920	2,78,575	1,10,783	64,875	40,67,153
	3,17,50,255	1,27,69,216	60,59,044	34,01,492	5,39,80,007
Write-offs	-	(1,27,69,216)	(60,59,044)	(34,01,492)	(2,22,29,752)
Balance, August 31, 2019	$ 3,17,50,255	$ -	$ -	$ -	$ 3,17,50,255
Exploration expenditures:
Camp, field supplies and travel	4,93,922	-	-	-	4,93,922
License fees and exploration and field overhead	11,31,669	-	-	-	11,31,669
Geological consulting and field wages	9,80,064	-	-	-	9,80,064
Trenching and drilling	35,80,949	-	-	-	35,80,949
Mine design	8,03,358	-	-	-	8,03,358
Change in estimate of asset retirement obligation	27,54,016	-	-	-	27,54,016
Gold recoveries	(4,95,573)	-	-	-	(4,95,573)
- Payments to Stamico	3,21,591	-	-	-	3,21,591
Foreign exchange translation	(8,36,764)	-	-	-	(8,36,764)
Balance, August 31, 2020	$ 4,04,83,487	$ -	$ -	$ -	$ 4,04,83,487